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                                    Letterhead of
                     The American Franklin Life Insurance Company
                                  #1 Franklin Square
                             Springfield, Illinois 62713
                                    (217) 528-2011


                                     May 1, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE: Separate Account VA-1 of The American Franklin Life Insurance Company (1933 Act Registration No. 333-10489; 1940 Act Registration No. 811-7781)

Ladies and Gentlemen:

    On behalf of Separate Account VA-1 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-4, which was filed electronically with the Securities and Exchange Commission on April 29, 1997.

    If you have any questions about this filing, please contact the undersigned at (217) 528-2011.

                        Very truly yours,


                        /s/ Ross D. Friend
                        ---------------------------------
                        ROSS D. FRIEND
                        Senior Vice President
                        General Counsel and Secretary


VIA EDGAR